Item 1. Schedule of Investments:

Putnam Classic Equity Fund

The fund's portfolio
8/31/05 (Unaudited)

COMMON STOCKS (99.9%)(a)

	Shares	Value
Aerospace and Defense (1.8%)
Boeing Co. (The)	84,800	$5,683,296
Lockheed Martin Corp.	175,700	10,935,568
		16,618,864

Banking (3.9%)
Bank of America Corp.	544,500	23,429,835
U.S. Bancorp	396,300	11,579,886
		35,009,721

Beverage (0.6%)
Coca-Cola Co. (The)	112,600	4,954,400

Broadcasting (0.3%)
Viacom, Inc. Class B	75,900	2,579,841

Building Materials (2.4%)
Masco Corp.	367,500	11,274,900
Sherwin Williams Co.	107,200	4,969,792
Vulcan Materials Co. (S)	73,900	5,309,715
		21,554,407

Cable Television (0.7%)
Comcast Corp. Class A (NON) (S)	194,600	5,983,950

Chemicals (0.9%)
Dow Chemical Co. (The)	101,000	4,363,200
PPG Industries, Inc.	59,400	3,741,012
		8,104,212

Commercial and Consumer Services (1.3%)

Cendant Corp.	585,400	11,907,036

Communications Equipment (1.1%)
Cisco Systems, Inc. (NON)	587,500	10,351,750

Computers (5.1%)
Dell, Inc. (NON)	235,400	8,380,240
Hewlett-Packard Co.	585,500	16,253,480
IBM Corp.	256,500	20,679,030
		45,312,750

Conglomerates (2.6%)
General Electric Co.	353,000	11,864,330
Tyco International, Ltd.	403,400	11,226,622
		23,090,952

Consumer Finance (2.7%)
Capital One Financial Corp.	105,000	8,635,200
Countrywide Financial Corp.	290,300	9,809,237
Providian Financial Corp. (NON)	312,600	5,814,360
		24,258,797

Consumer Goods (1.2%)
Estee Lauder Cos., Inc. (The) Class A	153,700	6,207,943
Procter & Gamble Co. (The) (S)	89,900	4,987,652
		11,195,595

Containers (0.7%)
Ball Corp. (S)	172,500	6,470,475

Electric Utilities (3.2%)
Alliant Energy Corp.	115,800	3,479,790
American Electric Power Co., Inc.	77,700	2,888,886
Constellation Energy Group, Inc.	85,300	5,011,375
Exelon Corp.	132,700	7,151,203
PG&E Corp.	280,900	10,539,368
		29,070,622

Electronics (3.9%)
Intel Corp.	862,800	22,191,216
Motorola, Inc.	575,500	12,591,940
		34,783,156

Energy (0.3%)
Cooper Cameron Corp. (NON) (S)	42,400	3,059,160

Financial (6.8%)
Citigroup, Inc.	717,400	31,400,598
Fannie Mae (S)	285,400	14,566,816
Freddie Mac	247,200	14,925,936
		60,893,350

Food (0.6%)
General Mills, Inc.	111,100	5,123,932

Forest Products and Packaging (1.4%)
Smurfit-Stone Container Corp. (NON) (S)	404,900	4,470,096
Weyerhaeuser Co.	130,500	8,485,110
		12,955,206

Health Care Services (4.1%)
AmerisourceBergen Corp.	121,300	9,057,471
Cardinal Health, Inc. (S)	184,000	10,968,240
CIGNA Corp.	70,200	8,095,464
HCA, Inc. (S)	93,400	4,604,620
Medco Health Solutions, Inc. (NON)	83,600	4,118,972
		36,844,767

Homebuilding (0.8%)
Lennar Corp.	60,300	3,744,630
NVR, Inc. (NON) (S)	4,000	3,540,000
		7,284,630

Household Furniture and Appliances (0.5%)

Whirlpool Corp.	61,700	4,692,285

Insurance (7.2%)
ACE, Ltd. (Bermuda) (S)	288,900	12,830,049
Chubb Corp. (The)	125,800	10,939,568
Everest Re Group, Ltd. (Barbados) (S)	63,200	5,851,688
Hartford Financial Services Group, Inc. (The)
(S)	120,500	8,802,525
MetLife, Inc. (S)	181,300	8,880,074
W.R. Berkley Corp.	279,950	9,935,426
XL Capital, Ltd. Class A (Bermuda)	101,900	7,082,050
		64,321,380

Investment Banking/Brokerage (2.6%)
Goldman Sachs Group, Inc. (The)	48,300	5,369,994
Lehman Brothers Holdings, Inc.	101,400	10,713,924
Merrill Lynch & Co., Inc.	124,200	7,099,272
		23,183,190

Leisure (1.1%)
Brunswick Corp.	232,700	10,238,800

Lodging/Tourism (0.6%)

Royal Caribbean Cruises, Ltd.	116,100	4,959,792

Machinery (1.3%)
Cummins, Inc.	45,500	3,934,385
Parker-Hannifin Corp.	125,300	8,074,332
		12,008,717

Manufacturing (0.6%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	69,400	5,525,628

Media (0.7%)
Time Warner, Inc.	160,400	2,874,368
Walt Disney Co. (The)	131,500	3,312,485
		6,186,853

Medical Technology (2.5%)
Becton, Dickinson and Co.	136,100	7,162,943
Boston Scientific Corp. (NON)	348,000	9,354,240
Medtronic, Inc.	104,700	5,967,900
		22,485,083

Metals (0.9%)
Alcoa, Inc.	128,800	3,450,552
United States Steel Corp.	109,200	4,577,664
		8,028,216

Natural Gas Utilities (0.9%)
Sempra Energy	188,500	8,448,570

Oil & Gas (11.2%)
Amerada Hess Corp.	72,400	9,202,040
Burlington Resources, Inc.	44,400	3,276,276
Chevron Corp.	495,500	30,423,700
ExxonMobil Corp.	678,700	40,654,130
Marathon Oil Corp.	187,600	12,064,556
Sunoco, Inc.	66,000	4,798,200
		100,418,902

Pharmaceuticals (7.0%)
Barr Pharmaceuticals, Inc. (NON)	67,200	3,064,992
Eli Lilly Co.	51,800	2,850,036
Johnson & Johnson	324,500	20,570,055
Pfizer, Inc.	1,081,300	27,540,711
Wyeth	185,400	8,489,466
		62,515,260

Photography/Imaging (0.9%)
Xerox Corp. (NON) (S)	595,000	7,978,950

Publishing (1.3%)
McGraw-Hill Companies, Inc. (The)	109,100	5,260,802
R. R. Donnelley & Sons Co. (S)	165,900	6,198,024
		11,458,826

Railroads (0.6%)
Norfolk Southern Corp.	144,500	5,145,645

Regional Bells (1.6%)

Verizon Communications, Inc.	426,300	13,944,273

Restaurants (1.5%)
McDonald's Corp.	403,900	13,106,555

Retail (3.4%)
Best Buy Co., Inc.	112,050	5,340,303
Lowe's Cos., Inc.	109,900	7,067,669
Office Depot, Inc. (NON)	220,800	6,624,000
Rite Aid Corp. (NON) (S)	1,304,600	5,322,768
Supervalu, Inc.	171,300	5,961,240

		30,315,980

Shipping (0.5%)
Yellow Roadway Corp. (NON)	100,300	4,699,055

Software (2.0%)
Microsoft Corp.	382,200	10,472,280
Oracle Corp. (NON)	589,400	7,644,517
		18,116,797

Technology Services (0.5%)
Fiserv, Inc. (NON)	103,000	4,621,610

Telecommunications (0.6%)
Sprint Corp. (FON Group)	214,207	5,554,388

Tobacco (3.5%)
Altria Group, Inc.	449,800	31,800,860

Total common stocks (cost $835,238,813)		$897,163,188

SHORT-TERM INVESTMENTS (2.0%)(a)
	Principal
	amount/shares	Value
Putnam Prime Money Market Fund (e)	2,160,979	$2,160,979
Short-term investments held as collateral for loaned securities with yields ranging from 3.53% to 3.71% and dates ranging from September 1, 2005 to September 15, 2005 (d)	$15,633,370	15,623,450

Total short-term investments (cost $17,784,429)		$17,784,429
TOTAL INVESTMENTS
Total investments (cost $853,023,242)(b)		$914,947,617

NOTES

(a) Percentages indicated are based on net assets of $897,683,640.

(b) The aggregate identified cost on a tax basis is $853,483,300, resulting in gross unrealized appreciation and depreciation of $116,397,019 and $54,932,702 respectively, or net unrealized appreciation of $61,464,317.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at August 31, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At August 31, 2005, the value of securities loaned amounted to $15,035,857. The fund received cash collateral of $15,623,450 which is pooled with collateral of other Putnam funds into 23 issuers of high grade short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC. ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $111,435 for the period ended August 31, 2005. During the period ended August 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $105,797,533 and $121,289,311, respectively.

Security Valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005